Magda El Guindi-Rosenbaum

+1.202.373.6091

mer@morganlewis.com

VIA EDGAR

July 1, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)

Ladies and Gentlemen:

On behalf of Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to the Securities Exchange Act of 1934, a preliminary proxy statement on Schedule 14A, including a notice of special meeting of shareholders (the “Special Meeting”). The Special Meeting is being called for the purpose of (i) approving a new investment advisory agreement between the Trust, on behalf of each of ETC 6 Meridian Hedged Equity-Index Option Strategy ETF, ETC 6 Meridian Low Beta Equity Strategy ETF, ETC 6 Meridian Mega Cap Equity ETF, and ETC 6 Meridian Small Cap Equity ETF (the “Funds”), and Exchange Traded Concepts, LLC (the “Adviser”) (the “New Advisory Agreement”) and (2) approving payment of accrued advisory fees to the Adviser for its service to each Fund from May 7, 2022 until the New Advisory Agreement is approved by shareholders and effective.

Please contact me at 202.373.6091 with any questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum

Magda El Guindi-Rosenbaum

Morgan, Lewis & Bockius llp

1111 Pennsylvania Avenue, NW
Washington, DC 20004	+1.202.739.3000
United States	+1.202.739.3001